Vanguard Russell 1000 Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)1
Consumer Discretionary (14.4%)
*	Amazon.com Inc.	54,996	99,037
	Walt Disney Co.	232,188	35,195
	Home Depot Inc.	146,604	32,328
	Comcast Corp. Class A	598,284	26,414
	Walmart Inc.	186,624	22,225
	McDonald's Corp.	102,069	19,850
*	Netflix Inc.	55,990	17,618
	Costco Wholesale Corp.	58,360	17,497
	NIKE Inc. Class B	163,719	15,306
	Starbucks Corp.	158,868	13,572
	Lowe's Cos. Inc.	104,194	12,223
*	Booking Holdings Inc.	5,658	10,773
*	Charter Communications Inc. Class A	21,208	9,968
	TJX Cos. Inc.	161,293	9,860
	Target Corp.	66,245	8,281
*	Tesla Inc.	18,668	6,159
	General Motors Co.	164,794	5,933
	Estee Lauder Cos. Inc. Class A	28,543	5,579
	Ross Stores Inc.	47,849	5,558
	Dollar General Corp.	34,487	5,427
	Marriott International Inc. Class A	36,518	5,126
	Ford Motor Co.	519,340	4,705
*	O'Reilly Automotive Inc.	10,028	4,435
	Yum! Brands Inc.	40,751	4,102
	Hilton Worldwide Holdings Inc.	37,702	3,959
*	AutoZone Inc.	3,251	3,829
	eBay Inc.	105,807	3,758
	VF Corp.	40,562	3,591
*	Lululemon Athletica Inc.	15,740	3,552
	Aptiv plc	34,224	3,213
	Las Vegas Sands Corp.	45,489	2,854
*	Dollar Tree Inc.	31,103	2,845
*	Chipotle Mexican Grill Inc. Class A	3,366	2,740
	Royal Caribbean Cruises Ltd.	22,625	2,715
	DR Horton Inc.	44,754	2,477
	Best Buy Co. Inc.	30,353	2,448
	Carnival Corp.	52,515	2,367
	Omnicom Group Inc.	28,378	2,255
*	Spotify Technology SA	15,672	2,234
	Lennar Corp. Class A	36,258	2,163
	Tiffany & Co.	15,979	2,138
	MGM Resorts International	66,715	2,132
*	CarMax Inc.	21,894	2,129
	Yum China Holdings Inc.	47,729	2,125
*	Burlington Stores Inc.	8,744	1,967
	Genuine Parts Co.	18,548	1,936
	Darden Restaurants Inc.	16,318	1,933
	Garmin Ltd.	19,069	1,863

Expedia Group Inc.	18,243	1,855
* Roku Inc.	11,334	1,818
CBS Corp. Class B	43,608	1,761
* Ulta Beauty Inc.	7,440	1,740
Fox Corp. Class A	48,144	1,722
Hasbro Inc.	16,894	1,718
* NVR Inc.	424	1,608
Domino's Pizza Inc.	5,462	1,607
Wynn Resorts Ltd.	12,889	1,558
* Norwegian Cruise Line Holdings Ltd.	28,285	1,517
* Liberty Broadband Corp.	12,612	1,507
Tractor Supply Co.	15,727	1,485
* LKQ Corp.	41,020	1,447
Advance Auto Parts Inc.	9,176	1,441
Aramark	32,044	1,398
* Henry Schein Inc.	19,561	1,348
PulteGroup Inc.	33,551	1,330
* Trade Desk Inc. Class A	5,017	1,321
Vail Resorts Inc.	5,318	1,291
Sirius XM Holdings Inc.	181,026	1,264
Whirlpool Corp.	8,335	1,193
* Live Nation Entertainment Inc.	17,015	1,188
Fortune Brands Home & Security Inc.	18,427	1,166
* Liberty Media Corp-Liberty Formula One	25,723	1,160
* Bright Horizons Family Solutions Inc.	7,659	1,153
Interpublic Group of Cos. Inc.	51,416	1,152
BorgWarner Inc.	27,245	1,146
* Discovery Communications Inc. Class A	34,205	1,127
* Mohawk Industries Inc.	7,946	1,107
Viacom Inc. Class B	45,928	1,106
* DISH Network Corp. Class A	31,286	1,069
Pool Corp.	5,075	1,048
* Altice USA Inc. Class A	40,838	1,045
Tapestry Inc.	38,444	1,034
Kohl's Corp.	21,921	1,031
Service Corp. International	23,263	1,024
* Discovery Communications Inc.	33,271	1,015
* Liberty Media Corp-Liberty SiriusXM Class C	20,546	997
Lear Corp.	8,189	985
Newell Brands Inc.	50,792	976
Gentex Corp.	34,351	976
* Caesars Entertainment Corp.	74,785	975
PVH Corp.	9,783	949
Nielsen Holdings plc	48,084	940
Leggett & Platt Inc.	17,703	926
* WABCO Holdings Inc.	6,754	910
* Five Below Inc.	7,275	900
Cable One Inc.	580	890
* Planet Fitness Inc. Class A	11,635	860
Dunkin' Brands Group Inc.	11,165	855
* IAA Inc.	17,407	789
Ralph Lauren Corp. Class A	7,200	773
Polaris Inc.	7,791	761
* Uber Technologies Inc.	25,361	751
Wyndham Hotels & Resorts Inc.	12,947	750

	Harley-Davidson Inc.	20,558	748
*	ServiceMaster Global Holdings Inc.	18,574	728
*	Skechers U.S.A. Inc. Class A	17,745	714
	Williams-Sonoma Inc.	10,221	709
	Hanesbrands Inc.	47,068	709
	New York Times Co. Class A	21,889	706
	News Corp. Class A	54,747	705
*	Capri Holdings Ltd.	18,762	697
	Toll Brothers Inc.	17,219	692
*	Wayfair Inc.	8,131	690
*	Etsy Inc.	15,886	689
*	Madison Square Garden Co. Class A	2,442	688
	Fox Corp. Class B	19,585	685
	H&R Block Inc.	27,190	663
	Brunswick Corp.	11,186	657
	Nexstar Media Group Inc. Class A	6,062	653
	Macy's Inc.	40,026	613
	Carter's Inc.	5,770	596
	Foot Locker Inc.	14,319	573
	L Brands Inc.	29,896	572
*	Carvana Co. Class A	5,805	553
*,^ Mattel Inc.		46,987	550
*	Liberty Broadband Corp. Class A	4,545	538
*	Liberty Media Corp-Liberty SiriusXM Class A	10,980	535
*	Grand Canyon Education Inc.	6,211	529
	Nordstrom Inc.	13,813	527
	Wendy's Co.	23,934	513
*	Tempur Sealy International Inc.	5,903	501
*	frontdoor Inc.	10,982	497
	Goodyear Tire & Rubber Co.	30,294	484
	Gap Inc.	28,506	474
*	Under Armour Inc. Class A	24,826	469
*	Qurate Retail Group Inc. QVC Group Class A	49,214	466
	Cinemark Holdings Inc.	13,699	464
	Thor Industries Inc.	7,007	447
	Six Flags Entertainment Corp.	10,175	442
*	Under Armour Inc. Class C	25,467	441
	AMERCO	1,216	440
*	Ollie's Bargain Outlet Holdings Inc.	6,730	440
	Choice Hotels International Inc.	4,456	433
	Coty Inc. Class A	36,937	426
*	Floor & Decor Holdings Inc. Class A	8,791	422
*	Hilton Grand Vacations Inc.	11,489	398
	Dick's Sporting Goods Inc.	8,577	393
	TripAdvisor Inc.	13,822	393
	KAR Auction Services Inc.	18,318	387
	Hyatt Hotels Corp. Class A	4,720	381
*	AutoNation Inc.	7,194	368
	Extended Stay America Inc.	24,695	365
	Columbia Sportswear Co.	3,863	357
	Graham Holdings Co. Class B	544	344
	World Wrestling Entertainment Inc. Class A	5,540	344
	Sinclair Broadcast Group Inc. Class A	7,677	267
	John Wiley & Sons Inc. Class A	5,362	253
	Penske Automotive Group Inc.	4,792	242

* Urban Outfitters Inc.	8,487	218
* AMC Networks Inc. Class A	5,616	216
International Game Technology plc	14,273	212
* Lyft Inc. Class A	4,148	203
* 2U Inc.	7,538	188
News Corp. Class B	13,688	180
* Liberty Media Corp-Liberty Formula One Class A	4,001	172
Lennar Corp. Class B	3,017	142
* Lions Gate Entertainment Corp. Class B	13,546	117
Viacom Inc. Class A	4,460	117
* Lions Gate Entertainment Corp. Class A	5,895	55
* DISH Network Corp. Class A Rights Exp. 12/09/2019	1,693	1
		556,248
Consumer Staples (5.9%)
Procter & Gamble Co.	328,544	40,102
Coca-Cola Co.	509,545	27,210
PepsiCo Inc.	186,120	25,281
Philip Morris International Inc.	206,411	17,118
CVS Health Corp.	172,540	12,987
Altria Group Inc.	248,538	12,352
Mondelez International Inc. Class A	188,606	9,909
Colgate-Palmolive Co.	111,400	7,555
Kimberly-Clark Corp.	45,270	6,172
Walgreens Boots Alliance Inc.	101,590	6,055
Sysco Corp.	63,289	5,098
General Mills Inc.	79,599	4,244
Constellation Brands Inc. Class A	21,107	3,927
Tyson Foods Inc. Class A	38,338	3,446
Archer-Daniels-Midland Co.	74,255	3,188
* Monster Beverage Corp.	50,917	3,046
Kroger Co.	104,818	2,866
Hershey Co.	19,031	2,820
McCormick & Co. Inc.	16,380	2,772
Kraft Heinz Co.	82,523	2,517
Corteva Inc.	95,668	2,489
Clorox Co.	16,611	2,462
Church & Dwight Co. Inc.	32,416	2,277
Kellogg Co.	32,666	2,127
Conagra Brands Inc.	63,852	1,843
Brown-Forman Corp. Class B	24,409	1,655
Hormel Foods Corp.	36,506	1,626
Lamb Weston Holdings Inc.	19,275	1,619
JM Smucker Co.	14,600	1,534
Molson Coors Brewing Co. Class B	22,971	1,160
* US Foods Holding Corp.	28,827	1,146
Campbell Soup Co.	22,186	1,033
Bunge Ltd.	18,259	975
* Post Holdings Inc.	8,778	927
Keurig Dr Pepper Inc.	27,444	849
Casey's General Stores Inc.	4,826	839
Ingredion Inc.	8,765	729
* Herbalife Nutrition Ltd.	13,902	634
Flowers Foods Inc.	24,889	536
Energizer Holdings Inc.	8,186	408
* TreeHouse Foods Inc.	7,606	372

	Spectrum Brands Holdings Inc.	5,833	365
*	Hain Celestial Group Inc.	12,651	313
*	Sprouts Farmers Market Inc.	15,586	309
	Brown-Forman Corp. Class A	4,395	280
	Nu Skin Enterprises Inc. Class A	7,331	280
*	Pilgrim's Pride Corp.	7,670	242
*	Grocery Outlet Holding Corp.	4,307	143
*,^ Beyond Meat Inc.		1,699	141
	Seaboard Corp.	32	131
			228,109
Energy (4.0%)
	Exxon Mobil Corp.	563,215	38,372
	Chevron Corp.	253,507	29,693
	ConocoPhillips	147,764	8,857
	Phillips 66	59,511	6,827
	Schlumberger Ltd.	184,928	6,694
	EOG Resources Inc.	77,376	5,486
	Marathon Petroleum Corp.	87,321	5,295
	Valero Energy Corp.	55,404	5,291
	Kinder Morgan Inc.	259,112	5,081
	Occidental Petroleum Corp.	119,289	4,601
	ONEOK Inc.	54,748	3,890
	Williams Cos. Inc.	163,772	3,721
	Pioneer Natural Resources Co.	22,072	2,822
	Halliburton Co.	114,686	2,407
	Hess Corp.	35,553	2,207
	Concho Resources Inc.	26,785	1,943
	Baker Hughes Co. Class A	83,379	1,869
*	Cheniere Energy Inc.	30,826	1,866
	Diamondback Energy Inc.	21,668	1,676
	Noble Energy Inc.	61,936	1,286
	Marathon Oil Corp.	106,270	1,238
	Devon Energy Corp.	53,693	1,175
	National Oilwell Varco Inc.	51,248	1,156
	Apache Corp.	50,280	1,120
	Targa Resources Corp.	29,981	1,095
	HollyFrontier Corp.	19,845	1,023
	Cabot Oil & Gas Corp.	54,359	866
	Cimarex Energy Co.	13,019	598
*	First Solar Inc.	10,788	596
	Valvoline Inc.	25,827	585
	Helmerich & Payne Inc.	14,054	556
*	WPX Energy Inc.	53,948	531
	Parsley Energy Inc. Class A	34,769	521
	PBF Energy Inc. Class A	15,971	500
	Murphy Oil Corp.	21,298	490
*	Transocean Ltd.	75,608	377
	Continental Resources Inc.	12,087	373
	EQT Corp.	32,210	281
	Kosmos Energy Ltd.	46,500	278
*	Apergy Corp.	10,496	268
	Equitrans Midstream Corp.	26,348	263
	Patterson-UTI Energy Inc.	25,180	225
^	Antero Midstream Corp.	29,009	133
*	Chesapeake Energy Corp.	167,274	100

Range Resources Corp.	26,537	93
* Antero Resources Corp.	36,760	73
* Centennial Resource Development Inc.Class A	23,183	72
		154,470
Financial Services (20.8%)
* Berkshire Hathaway Inc. Class B	259,735	57,220
JPMorgan Chase & Co.	422,366	55,651
Visa Inc. Class A	231,334	42,683
Bank of America Corp.	1,118,657	37,274
Mastercard Inc. Class A	119,451	34,907
Wells Fargo & Co.	527,298	28,717
Citigroup Inc.	300,129	22,546
* PayPal Holdings Inc.	156,138	16,864
American Tower Corp.	58,361	12,491
US Bancorp	189,972	11,404
Fidelity National Information Services Inc.	80,850	11,169
American Express Co.	90,760	10,902
CME Group Inc.	47,059	9,540
Goldman Sachs Group Inc.	42,938	9,504
Chubb Ltd.	60,530	9,169
PNC Financial Services Group Inc.	59,167	9,065
* Fiserv Inc.	74,770	8,691
S&P Global Inc.	32,718	8,659
Morgan Stanley	159,400	7,887
BlackRock Inc.	15,728	7,784
Charles Schwab Corp.	155,726	7,708
Prologis Inc.	84,061	7,696
Crown Castle International Corp.	55,386	7,403
Marsh & McLennan Cos. Inc.	67,219	7,264
Global Payments Inc.	39,675	7,185
Intercontinental Exchange Inc.	73,681	6,939
Aon plc	31,043	6,321
Equinix Inc.	11,113	6,299
Capital One Financial Corp.	62,329	6,234
Simon Property Group Inc.	40,905	6,185
American International Group Inc.	115,656	6,090
Progressive Corp.	77,378	5,652
BB&T Corp.	101,958	5,579
Bank of New York Mellon Corp.	111,431	5,457
Aflac Inc.	97,941	5,371
MetLife Inc.	105,307	5,256
Prudential Financial Inc.	54,303	5,084
Moody's Corp.	21,826	4,947
Allstate Corp.	43,678	4,864
Travelers Cos. Inc.	34,776	4,755
Welltower Inc.	54,022	4,569
SunTrust Banks Inc.	59,084	4,186
Public Storage	19,668	4,144
Equity Residential	48,677	4,142
AvalonBay Communities Inc.	18,618	3,992
T. Rowe Price Group Inc.	30,642	3,786
State Street Corp.	49,642	3,728
Discover Financial Services	42,341	3,593
SBA Communications Corp. Class A	14,952	3,536
* FleetCor Technologies Inc.	11,354	3,485

Willis Towers Watson plc	17,182	3,375
Digital Realty Trust Inc.	27,702	3,351
Synchrony Financial	88,311	3,304
Realty Income Corp.	42,022	3,220
* Square Inc.	44,707	3,090
Hartford Financial Services Group Inc.	47,993	2,969
Fifth Third Bancorp	96,798	2,922
M&T Bank Corp.	17,619	2,903
Ventas Inc.	49,745	2,901
Weyerhaeuser Co.	98,290	2,901
Ameriprise Financial Inc.	17,284	2,832
Boston Properties Inc.	20,444	2,832
MSCI Inc. Class A	10,823	2,805
Northern Trust Corp.	26,019	2,790
Essex Property Trust Inc.	8,631	2,694
KeyCorp	135,955	2,636
* CBRE Group Inc. Class A	44,370	2,530
First Republic Bank	21,910	2,408
Alexandria Real Estate Equities Inc.	14,731	2,394
Citizens Financial Group Inc.	59,090	2,273
Healthpeak Properties Inc.	64,884	2,263
Arthur J Gallagher & Co.	24,204	2,257
Equifax Inc.	15,928	2,224
Regions Financial Corp.	131,890	2,195
Invitation Homes Inc.	70,918	2,165
Cincinnati Financial Corp.	20,184	2,161
* Arch Capital Group Ltd.	50,935	2,138
TransUnion	24,638	2,126
* Markel Corp.	1,804	2,049
Mid-America Apartment Communities Inc.	15,025	2,045
Huntington Bancshares Inc.	136,668	2,035
Principal Financial Group Inc.	36,421	2,007
MarketAxess Holdings Inc.	4,909	1,982
Sun Communities Inc.	11,777	1,940
TD Ameritrade Holding Corp.	36,604	1,897
WP Carey Inc.	22,277	1,858
Broadridge Financial Solutions Inc.	14,976	1,853
UDR Inc.	38,406	1,845
Annaly Capital Management Inc.	190,170	1,774
Loews Corp.	34,818	1,772
Extra Space Storage Inc.	16,470	1,747
Cboe Global Markets Inc.	14,659	1,743
Equity LifeStyle Properties Inc.	23,301	1,726
Duke Realty Corp.	48,734	1,714
Fidelity National Financial Inc.	35,510	1,691
Host Hotels & Resorts Inc.	95,605	1,672
Ally Financial Inc.	51,963	1,654
Nasdaq Inc.	15,538	1,628
* SVB Financial Group	6,848	1,587
Lincoln National Corp.	26,383	1,558
VICI Properties Inc.	61,955	1,532
Jack Henry & Associates Inc.	10,053	1,527
Western Union Co.	56,176	1,510
Vornado Realty Trust	22,823	1,474
Raymond James Financial Inc.	16,357	1,469

Globe Life Inc.	14,274	1,467
Comerica Inc.	20,615	1,451
Everest Re Group Ltd.	5,341	1,449
* Alleghany Corp.	1,840	1,435
Regency Centers Corp.	21,947	1,427
E*TRADE Financial Corp.	31,798	1,409
Camden Property Trust	12,332	1,376
Reinsurance Group of America Inc. Class A	8,295	1,372
VEREIT Inc.	140,248	1,369
* Fair Isaac Corp.	3,717	1,367
AXA Equitable Holdings Inc.	54,923	1,359
Medical Properties Trust Inc.	65,221	1,354
Federal Realty Investment Trust	9,938	1,313
WR Berkley Corp.	19,035	1,294
AGNC Investment Corp.	74,557	1,291
FactSet Research Systems Inc.	4,944	1,284
Liberty Property Trust	20,453	1,260
Iron Mountain Inc.	37,768	1,213
Omega Healthcare Investors Inc.	28,234	1,187
National Retail Properties Inc.	21,099	1,176
Brown & Brown Inc.	30,990	1,170
Gaming and Leisure Properties Inc.	27,303	1,152
* WEX Inc.	5,704	1,147
Kimco Realty Corp.	52,869	1,143
Zions Bancorp NA	22,910	1,140
Jones Lang LaSalle Inc.	6,830	1,136
STORE Capital Corp.	27,814	1,132
Assurant Inc.	8,263	1,098
RenaissanceRe Holdings Ltd.	5,774	1,087
SEI Investments Co.	16,789	1,083
Kilroy Realty Corp.	12,842	1,069
Voya Financial Inc.	18,300	1,067
Apartment Investment & Management Co.	19,611	1,054
American Financial Group Inc.	9,602	1,053
* Euronet Worldwide Inc.	6,680	1,050
People's United Financial Inc.	63,492	1,048
Franklin Resources Inc.	37,322	1,026
LPL Financial Holdings Inc.	11,001	1,016
Douglas Emmett Inc.	21,977	969
Americold Realty Trust	25,447	957
Lamar Advertising Co. Class A	11,286	942
First American Financial Corp.	14,644	932
CyrusOne Inc.	14,798	922
Prosperity Bancshares Inc.	13,083	919
SL Green Realty Corp.	10,730	916
Invesco Ltd.	51,343	902
American Homes 4 Rent Class A	33,596	897
Signature Bank	7,192	887
Starwood Property Trust Inc.	36,169	886
Commerce Bancshares Inc.	13,168	883
* Athene Holding Ltd. Class A	19,382	873
Brixmor Property Group Inc.	39,488	866
East West Bancorp Inc.	18,725	858
New Residential Investment Corp.	55,304	857
American Campus Communities Inc.	17,712	851

Unum Group	27,550	847
Old Republic International Corp.	37,236	840
TCF Financial Corp.	19,681	836
Healthcare Trust of America Inc. Class A	27,135	824
Cousins Properties Inc.	19,518	790
Cullen/Frost Bankers Inc.	8,355	782
CubeSmart	25,210	777
Jefferies Financial Group Inc.	35,202	736
New York Community Bancorp Inc.	61,499	733
First Horizon National Corp.	45,498	732
Synovus Financial Corp.	19,100	728
Park Hotels & Resorts Inc.	30,736	727
Hanover Insurance Group Inc.	5,344	726
Primerica Inc.	5,377	720
EPR Properties	10,136	719
Eaton Vance Corp.	15,093	712
Popular Inc.	12,703	703
Hudson Pacific Properties Inc.	19,505	698
MGIC Investment Corp.	47,782	689
Life Storage Inc.	6,173	676
Western Alliance Bancorp	12,642	659
Assured Guaranty Ltd.	13,156	653
Axis Capital Holdings Ltd.	10,910	646
* Zillow Group Inc.	16,400	642
Highwoods Properties Inc.	13,062	634
JBG SMITH Properties	15,620	623
Kemper Corp.	8,326	615
Spirit Realty Capital Inc.	11,576	607
* Credit Acceptance Corp.	1,394	600
FNB Corp.	48,132	598
Wyndham Destinations Inc.	12,264	595
* Brighthouse Financial Inc.	14,383	592
PacWest Bancorp	15,888	592
Pinnacle Financial Partners Inc.	9,503	584
* Howard Hughes Corp.	5,272	582
Affiliated Managers Group Inc.	6,676	570
Webster Financial Corp.	11,702	570
Alliance Data Systems Corp.	5,270	563
Erie Indemnity Co. Class A	3,327	563
CIT Group Inc.	12,227	557
Rayonier Inc.	17,904	548
CoreSite Realty Corp.	4,779	542
Sterling Bancorp	26,000	531
Janus Henderson Group plc	20,900	531
Lazard Ltd. Class A	13,659	528
Equity Commonwealth	15,766	518
Chimera Investment Corp.	24,926	508
Macerich Co.	18,698	504
Weingarten Realty Investors	15,757	502
Two Harbors Investment Corp.	34,347	499
Wintrust Financial Corp.	7,329	498
First Hawaiian Inc.	17,398	497
BankUnited Inc.	14,132	495
First Citizens BancShares Inc. Class A	946	492
Service Properties Trust	20,758	483

Bank of Hawaii Corp.	5,335	481
SLM Corp.	55,913	477
Bank OZK	16,006	475
Outfront Media Inc.	18,764	469
Umpqua Holdings Corp.	28,435	465
Legg Mason Inc.	11,780	460
Interactive Brokers Group Inc.	9,471	459
* CoreLogic Inc.	10,898	451
Apple Hospitality REIT Inc.	27,750	451
MFA Financial Inc.	58,622	449
Corporate Office Properties Trust	15,028	439
White Mountains Insurance Group Ltd.	391	433
Associated Banc-Corp	19,993	429
Morningstar Inc.	2,659	418
Retail Properties of America Inc.	28,817	410
Paramount Group Inc.	30,123	409
Evercore Inc. Class A	5,158	399
Navient Corp.	26,803	385
* Texas Capital Bancshares Inc.	6,397	370
Brandywine Realty Trust	23,881	368
* LendingTree Inc.	992	358
OneMain Holdings Inc.	8,280	357
BOK Financial Corp.	4,089	341
Columbia Property Trust Inc.	15,483	321
Santander Consumer USA Holdings Inc.	13,483	318
Colony Capital Inc.	64,205	313
* Zillow Group Inc. Class A	7,694	301
SITE Centers Corp.	18,580	269
Empire State Realty Trust Inc.	18,766	262
Taubman Centers Inc.	7,723	251
BGC Partners Inc. Class A	38,436	223
Brookfield Property REIT Inc. Class A	9,697	184
Mercury General Corp.	3,659	179
CNA Financial Corp.	3,961	177
TFS Financial Corp.	7,423	151
Virtu Financial Inc. Class A	7,441	124
American National Insurance Co.	919	108
		805,016
Health Care (13.3%)
Johnson & Johnson	353,224	48,565
UnitedHealth Group Inc.	125,546	35,137
Merck & Co. Inc.	342,838	29,889
Pfizer Inc.	740,462	28,523
Medtronic plc	178,835	19,920
Abbott Laboratories	228,740	19,546
Amgen Inc.	79,616	18,687
Bristol-Myers Squibb Co.	310,616	17,686
AbbVie Inc.	196,434	17,233
Thermo Fisher Scientific Inc.	52,966	16,629
Eli Lilly & Co.	114,220	13,404
^ Danaher Corp.	84,526	12,339
Gilead Sciences Inc.	169,089	11,370
Cigna Corp.	49,510	9,898
Anthem Inc.	34,223	9,879
Stryker Corp.	45,591	9,340

Becton Dickinson and Co.	35,505	9,178
* Intuitive Surgical Inc.	15,200	9,012
Allergan plc	43,591	8,062
* Boston Scientific Corp.	184,655	7,986
Zoetis Inc.	63,432	7,645
* Vertex Pharmaceuticals Inc.	34,085	7,558
* Biogen Inc.	24,446	7,329
* Edwards Lifesciences Corp.	27,520	6,741
* Illumina Inc.	19,501	6,255
Humana Inc.	17,956	6,127
Baxter International Inc.	64,080	5,253
HCA Healthcare Inc.	35,852	4,971
* Regeneron Pharmaceuticals Inc.	10,889	4,018
Zimmer Biomet Holdings Inc.	27,315	3,968
McKesson Corp.	24,630	3,562
* IQVIA Holdings Inc.	23,939	3,495
Agilent Technologies Inc.	40,881	3,302
* Centene Corp.	53,926	3,261
* Alexion Pharmaceuticals Inc.	28,440	3,240
Cerner Corp.	41,757	2,989
* Align Technology Inc.	10,435	2,894
ResMed Inc.	18,967	2,837
* IDEXX Laboratories Inc.	11,206	2,819
* DexCom Inc.	12,079	2,746
* Veeva Systems Inc. Class A	17,106	2,552
* Laboratory Corp. of America Holdings	13,000	2,240
* Incyte Corp.	23,518	2,214
Cardinal Health Inc.	39,275	2,161
Teleflex Inc.	6,082	2,149
* WellCare Health Plans Inc.	6,584	2,121
Cooper Cos. Inc.	6,519	2,041
* BioMarin Pharmaceutical Inc.	23,746	1,917
Quest Diagnostics Inc.	17,736	1,890
* Seattle Genetics Inc.	15,331	1,845
* Hologic Inc.	35,109	1,802
AmerisourceBergen Corp. Class A	20,123	1,769
Dentsply Sirona Inc.	29,852	1,688
STERIS plc	11,148	1,685
* Alnylam Pharmaceuticals Inc.	13,965	1,636
* Varian Medical Systems Inc.	11,985	1,603
* Exact Sciences Corp.	18,914	1,532
Universal Health Services Inc. Class B	10,584	1,476
* Insulet Corp.	7,817	1,452
West Pharmaceutical Services Inc.	9,651	1,419
* Neurocrine Biosciences Inc.	12,012	1,401
* Elanco Animal Health Inc.	49,293	1,366
PerkinElmer Inc.	14,561	1,353
* QIAGEN NV	30,197	1,292
* Mylan NV	67,940	1,276
* ABIOMED Inc.	5,882	1,154
* DaVita Inc.	15,938	1,144
* Molina Healthcare Inc.	8,309	1,126
* Jazz Pharmaceuticals plc	7,369	1,114
Bio-Techne Corp.	4,987	1,088
* Ionis Pharmaceuticals Inc.	16,639	1,064

* Sarepta Therapeutics Inc.	9,443	1,062
* Bio-Rad Laboratories Inc. Class A	2,865	1,058
* Sage Therapeutics Inc.	6,762	1,047
* Catalent Inc.	19,158	996
* Masimo Corp.	6,381	989
Hill-Rom Holdings Inc.	8,947	959
* Charles River Laboratories International Inc.	6,443	936
* PRA Health Sciences Inc.	8,386	912
Encompass Health Corp.	12,776	903
Chemed Corp.	2,087	897
Perrigo Co. plc	17,006	871
* Horizon Therapeutics plc	24,730	811
* Penumbra Inc.	4,099	725
Bruker Corp.	13,382	685
* Exelixis Inc.	40,377	671
* Bluebird Bio Inc.	7,446	603
* Integra LifeSciences Holdings Corp.	9,096	555
* United Therapeutics Corp.	5,900	544
* Moderna Inc.	26,665	543
* Avantor Inc.	30,689	526
* ICU Medical Inc.	2,445	458
* Nektar Therapeutics Class A	21,527	437
* Alkermes plc	20,020	421
* Guardant Health Inc.	4,868	378
Cantel Medical Corp.	4,914	378
* Acadia Healthcare Co. Inc.	11,233	361
* MEDNAX Inc.	10,433	273
* Agios Pharmaceuticals Inc.	6,572	256
* Premier Inc. Class A	7,155	254
* Bristol Meyers Squibb CVR Exp. 12/31/2020	93,350	201
* Change Healthcare Inc.	6,680	89
* Adaptive Biotechnologies Corp.	2,234	61
* Quorum Health Corp.	35	—
		513,723
Materials & Processing (3.1%)
Linde plc	72,261	14,901
Air Products & Chemicals Inc.	29,200	6,901
DuPont de Nemours Inc.	99,680	6,460
Sherwin-Williams Co.	10,994	6,411
Ecolab Inc.	33,459	6,246
Dow Inc.	99,668	5,319
Ingersoll-Rand plc	32,019	4,198
Newmont Goldcorp Corp.	108,770	4,177
PPG Industries Inc.	31,397	4,045
LyondellBasell Industries NV Class A	35,462	3,282
Ball Corp.	44,025	2,908
Fastenal Co.	75,155	2,669
Vulcan Materials Co.	17,387	2,467
International Paper Co.	51,765	2,399
Nucor Corp.	40,258	2,269
Martin Marietta Materials Inc.	8,227	2,208
Freeport-McMoRan Inc.	191,110	2,175
Celanese Corp. Class A	16,251	2,041
International Flavors & Fragrances Inc.	14,116	1,994
Masco Corp.	38,505	1,792

FMC Corp.	17,228	1,688
Eastman Chemical Co.	17,914	1,404
Packaging Corp. of America	12,407	1,388
Westrock Co.	33,610	1,355
CF Industries Holdings Inc.	29,045	1,342
* Crown Holdings Inc.	17,383	1,319
RPM International Inc.	16,916	1,247
Lennox International Inc.	4,597	1,176
Reliance Steel & Aluminum Co.	8,577	1,012
Royal Gold Inc.	8,576	1,006
Steel Dynamics Inc.	28,322	955
Owens Corning	14,235	955
AptarGroup Inc.	8,430	945
Mosaic Co.	47,121	898
Albemarle Corp.	13,703	896
Hexcel Corp.	11,085	883
* Berry Global Group Inc.	17,884	835
Sonoco Products Co.	13,196	799
Watsco Inc.	4,452	792
* Axalta Coating Systems Ltd.	27,406	780
Sealed Air Corp.	20,330	767
MDU Resources Group Inc.	25,386	737
Acuity Brands Inc.	5,476	716
Huntsman Corp.	29,545	668
Armstrong World Industries Inc.	6,567	631
Graphic Packaging Holding Co.	38,345	624
Ashland Global Holdings Inc.	7,871	564
Eagle Materials Inc.	5,722	527
WR Grace & Co.	7,844	524
Scotts Miracle-Gro Co.	5,180	524
* Alcoa Corp.	24,085	490
* Univar Solutions Inc.	20,139	472
Timken Co.	8,725	459
Valmont Industries Inc.	3,049	436
NewMarket Corp.	879	434
Southern Copper Corp.	10,788	410
Olin Corp.	21,100	370
Cabot Corp.	7,743	364
Chemours Co.	22,475	355
* Element Solutions Inc.	28,634	335
Silgan Holdings Inc.	10,466	322
Westlake Chemical Corp.	4,688	322
Domtar Corp.	8,173	305
United States Steel Corp.	21,551	283
Owens-Illinois Inc.	20,880	206
GrafTech International Ltd.	7,103	100
Ardagh Group SA	2,055	38
		118,520
Producer Durables (10.0%)
Boeing Co.	70,303	25,744
Honeywell International Inc.	95,918	17,126
Accenture plc Class A	84,801	17,059
Union Pacific Corp.	94,035	16,549
United Technologies Corp.	107,791	15,990
General Electric Co.	1,149,806	12,958

Lockheed Martin Corp.	32,919	12,872
3M Co.	74,382	12,628
United Parcel Service Inc. Class B	92,772	11,108
Caterpillar Inc.	72,378	10,475
Automatic Data Processing Inc.	58,042	9,912
Raytheon Co.	37,335	8,117
Illinois Tool Works Inc.	43,000	7,496
Northrop Grumman Corp.	20,982	7,381
CSX Corp.	100,986	7,225
Deere & Co.	42,186	7,089
Norfolk Southern Corp.	35,359	6,842
Waste Management Inc.	56,308	6,358
General Dynamics Corp.	33,921	6,165
Emerson Electric Co.	81,507	6,020
FedEx Corp.	32,841	5,256
Eaton Corp. plc	56,258	5,204
Roper Technologies Inc.	13,624	4,910
Johnson Controls International plc	105,856	4,534
Delta Air Lines Inc.	77,702	4,453
Cummins Inc.	20,468	3,743
TransDigm Group Inc.	6,552	3,716
Southwest Airlines Co.	64,303	3,706
Paychex Inc.	42,701	3,677
PACCAR Inc.	45,163	3,675
Parker-Hannifin Corp.	16,882	3,356
Stanley Black & Decker Inc.	20,217	3,189
Verisk Analytics Inc. Class A	21,262	3,136
Rockwell Automation Inc.	15,371	3,010
AMETEK Inc.	29,920	2,962
* CoStar Group Inc.	4,799	2,941
* United Airlines Holdings Inc.	31,005	2,877
Cintas Corp.	11,147	2,865
Fortive Corp.	38,978	2,813
* Keysight Technologies Inc.	25,339	2,712
Republic Services Inc. Class A	28,061	2,488
* Copart Inc.	26,168	2,329
* Mettler-Toledo International Inc.	3,224	2,319
Dover Corp.	19,092	2,128
Kansas City Southern	13,204	2,013
* Waters Corp.	8,791	1,952
Westinghouse Air Brake Technologies Corp.	23,690	1,861
WW Grainger Inc.	5,801	1,839
Xylem Inc.	23,603	1,829
* Zebra Technologies Corp.	7,127	1,788
Expeditors International of Washington Inc.	22,533	1,685
IDEX Corp.	10,108	1,645
Old Dominion Freight Line Inc.	8,570	1,642
Arconic Inc.	52,272	1,618
* Teledyne Technologies Inc.	4,718	1,614
Jacobs Engineering Group Inc.	17,383	1,601
* United Rentals Inc.	10,248	1,568
Allegion plc	12,598	1,512
American Airlines Group Inc.	52,566	1,511
Avery Dennison Corp.	11,118	1,449
Textron Inc.	30,512	1,411

CH Robinson Worldwide Inc.	17,946	1,379
Huntington Ingalls Industries Inc.	5,366	1,350
* Trimble Inc.	32,889	1,333
Booz Allen Hamilton Holding Corp. Class A	18,307	1,332
JB Hunt Transport Services Inc.	11,257	1,302
Nordson Corp.	7,539	1,250
Spirit AeroSystems Holdings Inc. Class A	13,514	1,176
Snap-on Inc.	7,325	1,175
Carlisle Cos. Inc.	7,416	1,157
Alaska Air Group Inc.	15,922	1,099
Toro Co.	13,866	1,084
* Sensata Technologies Holding plc	20,869	1,075
Hubbell Inc. Class B	7,094	1,043
Graco Inc.	21,427	1,035
Genpact Ltd.	24,797	1,009
* XPO Logistics Inc.	12,194	1,008
HEICO Corp. Class A	10,031	1,008
Donaldson Co. Inc.	17,544	984
Pentair plc	21,793	967
FLIR Systems Inc.	17,608	943
* AECOM	21,582	935
Xerox Holdings Corp.	23,904	931
* HD Supply Holdings Inc.	22,705	904
Robert Half International Inc.	15,120	880
Flowserve Corp.	17,839	869
AO Smith Corp.	17,909	867
Woodward Inc.	7,368	861
* Middleby Corp.	7,395	856
Oshkosh Corp.	9,225	835
ITT Inc.	11,669	814
* Genesee & Wyoming Inc. Class A	7,276	811
* JetBlue Airways Corp.	40,028	771
Quanta Services Inc.	18,447	768
Curtiss-Wright Corp.	5,539	761
* Stericycle Inc.	12,058	757
BWX Technologies Inc.	12,445	748
National Instruments Corp.	17,531	738
Lincoln Electric Holdings Inc.	7,825	722
ManpowerGroup Inc.	7,765	719
Allison Transmission Holdings Inc.	14,807	717
Rollins Inc.	19,176	687
HEICO Corp.	5,182	673
* Kirby Corp.	7,882	665
AGCO Corp.	8,220	642
Air Lease Corp. Class A	13,453	625
Knight-Swift Transportation Holdings Inc.	16,181	599
Littelfuse Inc.	3,197	580
* Gardner Denver Holdings Inc.	16,916	573
Landstar System Inc.	5,089	567
* Clean Harbors Inc.	6,666	551
Crane Co.	6,520	542
nVent Electric plc	20,733	512
* Paylocity Holding Corp.	4,110	503
Regal Beloit Corp.	5,570	455
Copa Holdings SA Class A	4,135	431

Macquarie Infrastructure Corp.	10,225	429
MSC Industrial Direct Co. Inc. Class A	5,724	420
* Colfax Corp.	11,805	398
* WESCO International Inc.	6,796	358
Ryder System Inc.	6,752	354
Fluor Corp.	17,521	306
Trinity Industries Inc.	13,497	284
Schneider National Inc. Class B	7,385	168
* Resideo Technologies Inc.	15,908	156
^ ADT Inc.	12,998	120
* Gates Industrial Corp. plc	4,877	58
		386,280
Technology (23.1%)
Apple Inc.	601,043	160,629
Microsoft Corp.	1,005,359	152,191
* Facebook Inc. Class A	317,807	64,083
* Alphabet Inc. Class C	40,522	52,880
* Alphabet Inc. Class A	39,688	51,757
Intel Corp.	589,776	34,236
Cisco Systems Inc.	569,063	25,784
* Adobe Inc.	64,975	20,112
* salesforce.com Inc.	108,929	17,743
NVIDIA Corp.	77,518	16,801
Oracle Corp.	297,709	16,713
Broadcom Inc.	51,305	16,223
International Business Machines Corp.	117,793	15,837
Texas Instruments Inc.	124,427	14,957
QUALCOMM Inc.	161,473	13,491
Intuit Inc.	33,017	8,548
Applied Materials Inc.	123,946	7,176
* ServiceNow Inc.	24,801	7,020
* Micron Technology Inc.	146,992	6,984
L3Harris Technologies Inc.	29,345	5,901
Analog Devices Inc.	48,903	5,524
Activision Blizzard Inc.	100,685	5,521
* Autodesk Inc.	29,376	5,314
* Advanced Micro Devices Inc.	133,077	5,210
Lam Research Corp.	19,145	5,108
Cognizant Technology Solutions Corp. Class A	73,192	4,692
Amphenol Corp. Class A	38,856	4,041
HP Inc.	200,644	4,029
* Electronic Arts Inc.	38,633	3,902
* IHS Markit Ltd.	52,659	3,826
* Workday Inc. Class A	21,252	3,807
Motorola Solutions Inc.	21,891	3,662
KLA Corp.	21,187	3,472
Xilinx Inc.	33,891	3,144
* Twitter Inc.	100,449	3,105
* Splunk Inc.	19,810	2,956
Corning Inc.	101,759	2,955
Microchip Technology Inc.	30,638	2,897
* ANSYS Inc.	11,074	2,820
* Palo Alto Networks Inc.	12,353	2,807
* Synopsys Inc.	19,884	2,804
Hewlett Packard Enterprise Co.	176,528	2,794

* VeriSign Inc.	13,853	2,642
CDW Corp.	19,167	2,588
* Cadence Design Systems Inc.	36,595	2,571
Marvell Technology Group Ltd.	86,856	2,290
Skyworks Solutions Inc.	22,897	2,251
* IAC/InterActiveCorp	9,784	2,179
Maxim Integrated Products Inc.	35,718	2,024
* Fortinet Inc.	19,032	2,000
Western Digital Corp.	38,604	1,943
NetApp Inc.	31,753	1,924
NortonLifeLock Inc.	76,674	1,909
Citrix Systems Inc.	16,741	1,889
* Gartner Inc.	11,694	1,876
* Akamai Technologies Inc.	21,158	1,843
* Paycom Software Inc.	6,523	1,806
* Take-Two Interactive Software Inc.	14,813	1,798
* Atlassian Corp. plc Class A	14,079	1,790
SS&C Technologies Holdings Inc.	29,609	1,778
* Okta Inc.	13,438	1,744
* Qorvo Inc.	15,878	1,655
* Twilio Inc. Class A	15,884	1,640
Leidos Holdings Inc.	17,888	1,625
* RingCentral Inc. Class A	9,404	1,622
VMware Inc. Class A	10,184	1,585
* Arista Networks Inc.	7,944	1,550
* GoDaddy Inc. Class A	23,176	1,538
* Tyler Technologies Inc.	5,042	1,463
* EPAM Systems Inc.	6,802	1,441
* DocuSign Inc. Class A	20,102	1,431
Teradyne Inc.	22,437	1,404
* Guidewire Software Inc.	10,985	1,338
DXC Technology Co.	34,937	1,304
Amdocs Ltd.	18,190	1,261
* Coupa Software Inc.	8,097	1,243
* Black Knight Inc.	19,073	1,202
Cypress Semiconductor Corp.	49,627	1,164
* ON Semiconductor Corp.	53,994	1,159
* F5 Networks Inc.	7,904	1,152
* Zendesk Inc.	14,515	1,147
Juniper Networks Inc.	45,324	1,136
* Aspen Technology Inc.	9,024	1,132
Universal Display Corp.	5,587	1,085
Cognex Corp.	21,509	1,079
* PTC Inc.	13,819	1,059
* Dell Technologies Inc.	20,184	979
Monolithic Power Systems Inc.	5,628	904
CDK Global Inc.	16,250	870
* Proofpoint Inc.	7,305	867
* Arrow Electronics Inc.	10,668	850
Entegris Inc.	17,943	849
Sabre Corp.	36,883	827
* MongoDB Inc.	5,437	808
* HubSpot Inc.	5,310	802
* Ciena Corp.	20,787	789
* CACI International Inc. Class A	3,293	788

	MKS Instruments Inc.	7,275	773
	Jabil Inc.	19,467	756
*	Ceridian HCM Holding Inc.	12,082	729
*	Manhattan Associates Inc.	8,674	724
*	Zynga Inc. Class A	113,969	710
*	Alteryx Inc. Class A	6,208	705
	SYNNEX Corp.	5,669	696
*	Nutanix Inc.	18,062	675
*	Nuance Communications Inc.	36,771	659
*	IPG Photonics Corp.	4,587	652
*	Cree Inc.	14,260	630
*	Anaplan Inc.	11,307	610
*	RealPage Inc.	10,664	587
	Dolby Laboratories Inc. Class A	8,498	585
	Avnet Inc.	13,836	562
*	Smartsheet Inc. Class A	11,841	562
*	ViaSat Inc.	7,630	561
*	NCR Corp.	16,881	554
*	Dropbox Inc. Class A	28,794	532
*	Grubhub Inc.	11,855	511
	LogMeIn Inc.	6,512	508
	Match Group Inc.	7,197	507
*	Coherent Inc.	3,140	474
*	Pure Storage Inc. Class A	29,344	472
*	Avalara Inc.	6,030	471
*	Elastic NV	5,802	461
*	New Relic Inc.	6,626	451
*	FireEye Inc.	25,220	423
	Ubiquiti Inc.	2,102	415
*	Teradata Corp.	15,579	414
*	Zscaler Inc.	7,853	409
	Pegasystems Inc.	5,032	391
*	CommScope Holding Co. Inc.	24,340	331
*	EchoStar Corp. Class A	6,173	260
*	Covetrus Inc.	12,349	177
*	Pluralsight Inc. Class A	7,928	135
*	Dynatrace Inc.	5,047	134
	Switch Inc.	7,487	118
*	SolarWinds Corp.	5,565	108
*	Cerence Inc.	4,594	71
*,^ Medallia Inc.		2,206	67
*	PagerDuty Inc.	1,249	33
			894,652
Utilities (5.1%)
	AT&T Inc.	970,559	36,280
	Verizon Communications Inc.	550,053	33,135
	NextEra Energy Inc.	63,687	14,891
	Dominion Energy Inc.	106,644	8,863
	Southern Co.	138,334	8,575
	Duke Energy Corp.	96,991	8,552
	American Electric Power Co. Inc.	65,563	5,989
	Exelon Corp.	129,241	5,738
	Sempra Energy	36,430	5,365
	Xcel Energy Inc.	68,979	4,242
	Public Service Enterprise Group Inc.	67,292	3,991

	Consolidated Edison Inc.			44,379	3,856
	WEC Energy Group Inc.			41,871	3,712
	Eversource Energy			43,244	3,574
	FirstEnergy Corp.			69,994	3,338
	PPL Corp.			95,420	3,247
*	T-Mobile US Inc.			41,230	3,239
	Edison International			46,724	3,229
	Entergy Corp.			26,153	3,044
	DTE Energy Co.			24,097	3,011
	American Water Works Co. Inc.			24,067	2,913
	Ameren Corp.			32,275	2,399
	CMS Energy Corp.			37,408	2,293
	CenturyLink Inc.			145,033	2,102
	Evergy Inc.			31,144	1,970
	Atmos Energy Corp.			15,642	1,673
	Alliant Energy Corp.			31,390	1,664
	AES Corp.			87,572	1,656
	CenterPoint Energy Inc.			66,680	1,638
	Vistra Energy Corp.			56,503	1,499
	NRG Energy Inc.			32,975	1,310
	NiSource Inc.			49,101	1,299
	Pinnacle West Capital Corp.			14,810	1,294
	Aqua America Inc.			28,700	1,271
	UGI Corp.			27,628	1,203
	OGE Energy Corp.			25,907	1,090
*	Zayo Group Holdings Inc.			30,356	1,039
*	GCI Liberty Inc. Class A			13,019	924
	IDACORP Inc.			6,728	707
	Hawaiian Electric Industries Inc.			14,113	616
*	PG&E Corp.			67,840	506
	National Fuel Gas Co.			10,442	470
*	Sprint Corp.			72,282	428
	Avangrid Inc.			7,815	379
	Telephone & Data Systems Inc.			14,899	353
*	United States Cellular Corp.			2,194	74
					198,641
Total Common Stocks (Cost $2,767,316)					3,855,659
		Coupon
Temporary Cash Investments (0.2%)1
Money Market Fund (0.2%)

2,3 Vanguard Market Liquidity Fund		1.841%		71,469	7,148

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	1.527%-1.541%	4/30/20	870	864
Total Temporary Cash Investments (Cost $8,012)					8,012
Total Investments (99.9%) (Cost $2,775,328)					3,863,671
Other Assets and Liabilities-Net (0.1%)3					5,597
Net Assets (100%)					3,869,268

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $831,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $879,000 was received for securities on loan.
4 A security with a value of $784,000 has been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2019	82	12,889	556

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’
primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers.
The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,855,659	—	—
Temporary Cash Investments	7,148	864	—
Futures Contracts—Liabilities[1]	(41)	—	—
Total	3,862,766	864	—
1 Represents variation margin on the last day of the reporting period.